Schedule of condensed balance sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ASSETS
TOTAL ASSETS	$ 41,101	¥ 291,822		¥ 241,252
LIABILITIES
TOTAL LIABILITIES	13,412	95,230		123,459
Shareholders’ equity
Ordinary shares (US$0.000005 par value; 10,000,000,000 and 10,000,000,000 shares authorized as of December 31, 2022 and 2023; 78,063,300 and 78,063,300 shares issued and outstanding as of December 31, 2022 and 2023, respectively)		3		3
Subscription receivables		(3)		(3)
Additional paid-in capital	15,994	113,554		113,554
Statutory reserve	2,755	19,559		11,068
(Accumulated deficit)/Retained earnings	8,597	61,041		(8,753)
Accumulated other comprehensive loss	(2)	(11)		(12)
Total shareholders' equity	27,689	196,592		117,793		¥ (30,770)	¥ (68,599)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	41,101	291,822		241,252
Subsidiaries [Member]
ASSETS
Investment in subsidiaries	27,344	194,143		115,857
TOTAL ASSETS	27,344	194,143		115,857
LIABILITIES
TOTAL LIABILITIES
Shareholders’ equity
Ordinary shares (US$0.000005 par value; 10,000,000,000 and 10,000,000,000 shares authorized as of December 31, 2022 and 2023; 78,063,300 and 78,063,300 shares issued and outstanding as of December 31, 2022 and 2023, respectively)		3	[1]	3	[1]
Subscription receivables		(3)		(3)
Additional paid-in capital	15,994	113,554		113,554
Statutory reserve	2,755	19,559		11,068
(Accumulated deficit)/Retained earnings	8,597	61,041		(8,753)
Accumulated other comprehensive loss	(2)	(11)		(12)
Total shareholders' equity	27,344	194,143		115,857
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 27,344	¥ 194,143		¥ 115,857

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization, as well as the stock split on May 31, 2023.